S000031365 [Member] Expense Example - Columbia Dividend Opportunity Fund	May 31, 2026 USD ($)
Columbia Dividend Opportunity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Columbia Dividend Opportunity Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Columbia Dividend Opportunity Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Columbia Dividend Opportunity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,096
Expense Example, with Redemption, 10 Years	1,729
Columbia Dividend Opportunity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	1,864
Columbia Dividend Opportunity Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
Columbia Dividend Opportunity Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 894